Investment Objectives and Goals	Apr. 30, 2026
Ancora Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Ancora Income Fund (the “Fund”) has an investment objective of obtaining a high level of income, with a secondary objective of capital appreciation in the value of its shares.
Ancora/Thelen Small-Mid Cap
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Ancora/Thelen Small-Mid Cap Fund (the “Fund”) is to obtain capital appreciation.
Ancora Dividend Value Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Ancora Dividend Value Equity Fund (the “Fund”) is to provide growth of income and long-term capital appreciation.